T. ROWE PRICE Total Equity Market Index Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  9.5%
Diversified Telecommunication Services  0.6%
AT&T  302,340 8,538
ATN International  7,578 113
GCI Liberty, Class A, EC (1)(2) 6,211 —
GCI Liberty, Class C (1) 1,906 71
Globalstar (1)(3) 8,350 304
Iridium Communications  20,819 364
Liberty Global, Class A (1) 9,159 105
Liberty Global, Class C (1) 9,946 117
Lumen Technologies (1) 77,164 472
Verizon Communications  174,655 7,676
17,760
Entertainment  1.6%
AMC Entertainment Holdings, Class A (1) 1,788 5
Electronic Arts  9,928 2,003
Liberty Media Corp-Liberty Formula One, Class A (1) 5,476 521
Liberty Media Corp-Liberty Formula One, Class C (1) 14,803 1,546
Live Nation Entertainment (1) 6,546 1,070
Madison Square Garden Sports (1) 1,016 231
Netflix (1) 20,551 24,639
Playtika Holding  33,657 131
ROBLOX, Class A (1) 25,533 3,537
Roku (1) 7,008 702
Sphere Entertainment (1) 6,429 399
Take-Two Interactive Software (1) 5,060 1,307
TKO Group Holdings  3,742 756
Walt Disney  77,881 8,917
Warner Bros Discovery (1) 98,795 1,930
Warner Music Group, Class A  10,493 357
48,051
Interactive Media & Services  6.6%
Alphabet, Class A  272,110 66,150
Alphabet, Class C  218,785 53,285
Angi (1) 2,228 36
IAC (1) 4,243 145
Match Group  15,066 532
Meta Platforms, Class A  101,555 74,580
Pinterest, Class A (1) 44,275 1,424
Reddit, Class A (1) 5,049 1,161

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Snap, Class A (1) 52,962 408
Vimeo (1) 41,439 321
Ziff Davis (1)(3) 4,822 184
ZoomInfo Technologies (1) 19,190 210
198,436
Media  0.5%
AMC Networks, Class A (1)(3) 22,462 185
Charter Communications, Class A (1) 5,264 1,448
Comcast, Class A  157,928 4,962
EchoStar, Class A (1) 11,441 874
Entravision Communications, Class A  31,885 74
Fox, Class A  10,287 649
Gray Media  45,171 261
Ibotta, Class A (1)(3) 4,604 128
Interpublic Group  13,816 386
Liberty Broadband, Class C (1) 9,531 606
New York Times, Class A  7,655 439
News, Class A  12,834 394
News, Class B  5,575 193
Nexstar Media Group  1,390 275
Omnicom Group  7,538 614
Paramount Skydance, Class B  41,118 778
Scholastic  10,333 283
TEGNA  21,060 428
Trade Desk, Class A (1) 20,397 1,000
13,977
Wireless Telecommunication Services  0.2%
Array Digital Infrastructure  3,145 157
Telephone & Data Systems  8,379 329
T-Mobile U.S.  19,264 4,612
5,098
Total Communication Services 283,322
CONSUMER DISCRETIONARY  10.6%
Automobile Components  0.2%
Aptiv (1) 6,793 586
Autoliv  6,738 832
BorgWarner  16,172 711
Fox Factory Holding (1) 2,558 62
Lear  1,377 139
Mobileye Global, Class A (1) 7,243 102
Modine Manufacturing (1) 6,543 930
Phinia  5,710 328

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QuantumScape (1) 18,597 229
Standard Motor Products  5,609 229
Stoneridge (1) 25,193 192
Visteon  3,542 425
XPEL (1) 3,050 101
4,866
Automobiles  2.1%
Ford Motor  154,468 1,847
General Motors  36,775 2,242
Rivian Automotive, Class A (1)(3) 17,303 254
Tesla (1) 131,815 58,621
Winnebago Industries  4,427 148
63,112
Broadline Retail  3.5%
Amazon.com (1) 453,093 99,486
Coupang (1) 71,437 2,300
eBay  19,453 1,769
Etsy (1)(3) 5,132 341
Kohl's  18,359 282
Ollie's Bargain Outlet Holdings (1) 4,599 591
104,769
Distributors  0.0%
Genuine Parts  5,678 787
LKQ  9,152 279
Pool  1,482 460
1,526
Diversified Consumer Services  0.1%
Adtalem Global Education (1) 2,952 456
Bright Horizons Family Solutions (1) 3,576 388
Duolingo (1) 2,944 947
Frontdoor (1) 8,273 557
H&R Block  3,986 202
Service Corp. International  10,807 899
Strategic Education  4,459 384
3,833
Hotels, Restaurants & Leisure  2.0%
Airbnb, Class A (1) 18,837 2,287
Aramark  8,857 340
Bloomin' Brands  9,349 67
Booking Holdings  1,672 9,028
Boyd Gaming  3,739 323

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brinker International (1) 3,863 489
Caesars Entertainment (1) 5,692 154
Carnival (1) 39,591 1,145
Cava Group (1) 4,375 264
Chipotle Mexican Grill (1) 74,517 2,920
Cracker Barrel Old Country Store (3) 3,369 148
Darden Restaurants  3,721 708
Domino's Pizza  2,533 1,094
DoorDash, Class A (1) 15,495 4,215
DraftKings, Class A (1) 31,555 1,180
Expedia Group  4,035 863
Flutter Entertainment (1) 7,046 1,790
Hilton Grand Vacations (1) 4,960 207
Hilton Worldwide Holdings  9,411 2,442
Jack in the Box (3) 1,493 30
Las Vegas Sands  27,505 1,480
Light & Wonder (1) 2,657 223
Marriott International, Class A  8,936 2,327
Marriott Vacations Worldwide  2,348 156
McDonald's  35,891 10,907
MGM Resorts International (1) 10,251 355
Norwegian Cruise Line Holdings (1) 20,968 516
Papa John's International  3,444 166
Penn Entertainment (1) 9,333 180
Planet Fitness, Class A (1) 4,502 467
Royal Caribbean Cruises  10,758 3,481
Six Flags Entertainment (1) 3,896 89
Starbucks  49,738 4,208
Sweetgreen, Class A (1)(3) 9,753 78
Texas Roadhouse  1,657 275
Travel + Leisure  8,175 486
United Parks & Resorts (1) 4,723 244
Vail Resorts (3) 2,097 314
Wendy's  17,394 159
Wingstop  3,349 843
Wyndham Hotels & Resorts  5,106 408
Wynn Resorts  7,004 898
Yum! Brands  11,994 1,823
59,777
Household Durables  0.4%
DR Horton  13,566 2,299
Ethan Allen Interiors  10,936 322
Garmin  5,048 1,243

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helen of Troy (1) 1,771 45
Hovnanian Enterprises, Class A (1) 1,912 246
iRobot (1)(3) 20,568 74
La-Z-Boy  9,127 313
Leggett & Platt  12,596 112
Lennar, Class A  12,134 1,529
Mohawk Industries (1) 2,079 268
Newell Brands  17,275 91
NVR (1) 187 1,502
PulteGroup  11,983 1,583
Taylor Morrison Home (1) 9,433 623
Toll Brothers  7,870 1,087
TopBuild (1) 2,192 857
Tri Pointe Homes (1) 8,685 295
Whirlpool  2,777 218
12,707
Leisure Products  0.1%
Brunswick  7,085 448
Hasbro  6,575 499
Mattel (1) 23,850 401
Polaris  2,460 143
YETI Holdings (1) 4,526 150
1,641
Specialty Retail  1.9%
Advance Auto Parts  7,267 446
American Eagle Outfitters (3) 8,804 151
AutoZone (1) 921 3,951
Bath & Body Works  25,839 666
Best Buy  7,681 581
Burlington Stores (1) 4,062 1,034
Carvana (1) 6,384 2,408
Dick's Sporting Goods  718 160
Five Below (1) 3,697 572
Floor & Decor Holdings, Class A (1) 7,635 563
GameStop, Class A (1) 8,660 236
Group 1 Automotive  689 301
Home Depot  48,563 19,677
Lithia Motors  1,280 404
Lowe's  26,897 6,759
Murphy USA  730 283
O'Reilly Automotive (1) 45,540 4,910
PetMed Express (1)(3) 48,911 123
RH (1) 1,100 223

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  19,742 3,008
Sleep Number (1)(3) 9,103 64
TJX  48,679 7,036
Tractor Supply  21,340 1,214
Ulta Beauty (1) 2,681 1,466
Upbound Group  8,908 211
Valvoline (1) 5,848 210
Wayfair, Class A (1) 6,166 551
Williams-Sonoma  3,229 631
57,839
Textiles, Apparel & Luxury Goods  0.3%
Carter's  3,247 92
Columbia Sportswear  3,542 185
Crocs (1) 3,631 303
Deckers Outdoor (1) 8,208 832
Lululemon Athletica (1) 6,848 1,219
Movado Group  12,793 243
NIKE, Class B  47,632 3,321
Ralph Lauren  2,225 698
Tapestry  6,514 738
Unifi (1) 21,091 100
VF  14,768 213
7,944
Total Consumer Discretionary 318,014
CONSUMER STAPLES  4.7%
Beverages  0.9%
Boston Beer, Class A (1) 701 148
Brown-Forman, Class B  4,654 126
Celsius Holdings (1) 9,896 569
Coca-Cola  192,271 12,751
Coca-Cola Consolidated  3,430 402
Constellation Brands, Class A  7,655 1,031
Keurig Dr Pepper  70,112 1,789
Monster Beverage (1) 29,283 1,971
PepsiCo  58,481 8,213
27,000
Consumer Staples Distribution & Retail  1.8%
BJ's Wholesale Club Holdings (1) 7,440 694
Casey's General Stores  1,653 934
Chefs' Warehouse (1) 6,259 365
Costco Wholesale  20,195 18,693
Dollar General  14,559 1,505

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar Tree (1) 13,257 1,251
Kroger  24,614 1,659
Performance Food Group (1) 3,709 386
PriceSmart  4,464 541
Sprouts Farmers Market (1) 4,914 535
Sysco  22,654 1,865
Target  22,890 2,053
U.S. Foods Holding (1) 12,269 940
United Natural Foods (1) 9,742 367
Walmart  210,013 21,644
53,432
Food Products  0.5%
Archer-Daniels-Midland  20,926 1,250
Bunge Global  5,649 459
Conagra Brands  36,988 677
Darling Ingredients (1) 13,561 419
Flowers Foods  26,704 348
Fresh Del Monte Produce  15,078 524
General Mills  20,533 1,035
Hershey  2,396 448
Hormel Foods  22,618 560
Ingredion  2,265 277
J M Smucker  3,887 422
John B. Sanfilippo & Son  5,117 329
Kellanova  2,408 198
Kraft Heinz  42,646 1,110
Lamb Weston Holdings  12,211 709
McCormick  12,564 841
Mondelez International, Class A  56,441 3,526
Post Holdings (1) 2,283 245
Simply Good Foods (1) 6,906 171
Tootsie Roll Industries (3) 10,868 456
TreeHouse Foods (1) 3,373 68
Tyson Foods, Class A  12,705 690
Vital Farms (1) 8,319 342
15,104
Household Products  0.8%
Church & Dwight  3,865 339
Clorox  7,143 881
Colgate-Palmolive  43,833 3,504
Energizer Holdings  4,229 105
Kimberly-Clark  19,744 2,455
Procter & Gamble  113,577 17,451

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Spectrum Brands Holdings  885 46
24,781
Personal Care Products  0.1%
BellRing Brands (1) 5,549 202
Edgewell Personal Care  4,377 89
elf Beauty (1) 4,969 659
Estee Lauder, Class A  11,011 970
Herbalife (1) 20,273 171
Kenvue  115,606 1,876
3,967
Tobacco  0.6%
Altria Group  70,022 4,626
Philip Morris International  76,553 12,417
17,043
Total Consumer Staples 141,327
ENERGY  3.0%
Energy Equipment & Services  0.3%
Baker Hughes  51,645 2,516
Expro Group Holdings (1) 26,219 312
Halliburton  11,251 277
Helmerich & Payne  8,432 186
Kodiak Gas Services  13,618 504
NOV  9,234 122
Oceaneering International (1) 6,055 150
Schlumberger  82,321 2,829
TechnipFMC  42,464 1,675
Tidewater (1) 3,464 185
Weatherford International  7,858 538
9,294
Oil, Gas & Consumable Fuels  2.7%
Cheniere Energy  7,082 1,664
Chevron  86,978 13,507
Chord Energy  429 43
Civitas Resources  5,335 173
CNX Resources (1) 10,431 335
ConocoPhillips  66,550 6,295
Coterra Energy  5,737 136
Devon Energy  29,420 1,031
Diamondback Energy  10,819 1,548
Dorian LPG  7,902 235
EOG Resources  29,890 3,351

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQT  33,356 1,816
Expand Energy  15,005 1,594
Exxon Mobil  205,983 23,225
International Seaways  1,377 63
Kinder Morgan  90,626 2,566
Magnolia Oil & Gas, Class A  14,590 348
Marathon Petroleum  18,696 3,603
Matador Resources  5,373 241
Murphy Oil  13,328 379
Occidental Petroleum  18,649 881
ONEOK  23,519 1,716
Ovintiv  12,607 509
Par Pacific Holdings (1) 13,469 477
PBF Energy, Class A  4,723 143
Permian Resources  50,096 641
Phillips 66  20,872 2,839
Range Resources  19,946 751
SM Energy  7,038 176
Targa Resources  13,244 2,219
Texas Pacific Land  750 700
Valero Energy  17,735 3,020
Viper Energy, Class A  10,325 395
Williams  64,032 4,056
World Kinect (3) 7,577 197
80,873
Total Energy 90,167
FINANCIALS  13.9%
Banks  3.9%
1st Source  6,446 397
Ameris Bancorp  5,661 415
Bank of America  323,833 16,707
Bank of Hawaii  6,171 405
Bank OZK  6,101 311
BankUnited  13,151 502
Beacon Financial  11,514 273
Cadence Bank  8,758 329
Capitol Federal Financial  33,165 211
Citigroup  94,333 9,575
Citizens Financial Group  23,030 1,224
Columbia Banking System  16,434 423
Comerica  9,316 638
Cullen/Frost Bankers  2,073 263

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Customers Bancorp (1) 5,314 347
CVB Financial  15,489 293
East West Bancorp  7,982 850
Fifth Third Bancorp  46,869 2,088
First BanCorp Puerto Rico  38,184 842
First Citizens BancShares, Class A  379 678
First Financial Bancorp  13,157 332
First Merchants  10,138 382
Flagstar Financial  17,770 205
Flushing Financial  23,569 326
Fulton Financial  19,460 363
Glacier Bancorp  7,577 369
Hancock Whitney  4,410 276
Home BancShares  16,058 455
Huntington Bancshares  105,852 1,828
JPMorgan Chase  127,440 40,198
KeyCorp  64,015 1,196
M&T Bank  4,885 965
Metropolitan Bank Holding  4,277 320
National Bank Holdings, Class A  10,010 387
NBT Bancorp  9,226 385
Northfield Bancorp  26,866 317
OFG Bancorp  5,686 247
Old National Bancorp  18,922 415
Park National  3,637 591
Peoples Bancorp  12,952 388
Pinnacle Financial Partners  3,247 305
PNC Financial Services Group  15,929 3,201
Popular  8,702 1,105
Prosperity Bancshares  3,346 222
Regions Financial  49,394 1,303
Renasant  5,092 188
Seacoast Banking  12,695 386
SOUTHSTATE BANK  3,826 378
Synovus Financial  5,735 282
Towne Bank  14,098 487
Truist Financial  51,854 2,371
U.S. Bancorp  66,385 3,208
UMB Financial  2,850 337
United Bankshares  9,841 366
WaFd  4,273 129
Webster Financial  14,696 874
Wells Fargo  148,467 12,445

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WesBanco  4,678 149
Western Alliance Bancorp  14,141 1,226
WSFS Financial  6,870 371
Zions Bancorp  8,343 472
116,521
Capital Markets  3.5%
Affiliated Managers Group  1,279 305
Ameriprise Financial  3,167 1,556
Ares Management, Class A  11,996 1,918
Artisan Partners Asset Management, Class A  6,495 282
Bank of New York Mellon  38,766 4,224
BGC Group, Class A  33,456 317
Blackrock  5,970 6,960
Blackstone  31,342 5,355
Blue Owl Capital  16,648 282
Cboe Global Markets  7,350 1,803
Charles Schwab  88,891 8,486
CME Group  19,051 5,147
Coinbase Global, Class A (1) 10,055 3,393
Donnelley Financial Solutions (1) 7,777 400
Evercore, Class A  2,524 851
FactSet Research Systems  1,685 483
Franklin Resources  7,873 182
Goldman Sachs Group  13,354 10,634
Interactive Brokers Group, Class A  21,372 1,471
Intercontinental Exchange  29,448 4,961
Invesco  23,815 546
Janus Henderson Group  9,783 435
Jefferies Financial Group  10,770 705
KKR  36,389 4,729
Lazard  19,532 1,031
LPL Financial Holdings  2,882 959
MarketAxess Holdings  2,099 366
Moody's  7,159 3,411
Morgan Stanley  51,816 8,237
Morningstar  1,415 328
MSCI  3,243 1,840
Nasdaq  11,915 1,054
Northern Trust  8,263 1,112
Raymond James Financial  7,100 1,225
Robinhood Markets, Class A (1) 33,354 4,776
S&P Global  16,056 7,815
SEI Investments  4,612 391

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
State Street  19,682 2,283
StepStone Group, Class A  13,763 899
StoneX Group (1) 6,591 665
TPG  15,089 867
Tradeweb Markets, Class A  11,009 1,222
Virtus Investment Partners  2,919 555
104,461
Consumer Finance  0.6%
Ally Financial  15,389 603
American Express  24,870 8,261
Bread Financial Holdings  4,137 231
Capital One Financial  26,046 5,537
LendingClub (1) 13,580 206
Navient  15,647 206
OneMain Holdings  12,399 700
SLM  18,213 504
SoFi Technologies (1) 43,731 1,155
Synchrony Financial  22,687 1,612
19,015
Financial Services  3.8%
Affirm Holdings (1) 16,583 1,212
Apollo Global Management  18,554 2,473
Berkshire Hathaway, Class B (1) 84,092 42,276
Block (1) 32,060 2,317
Corebridge Financial  21,137 677
Corpay (1) 5,590 1,610
Equitable Holdings  26,566 1,349
Euronet Worldwide (1) 2,237 196
Fidelity National Information Services  18,453 1,217
Fiserv (1) 25,193 3,248
Global Payments  16,637 1,382
Jack Henry & Associates  1,832 273
Mastercard, Class A  39,304 22,357
Mr. Cooper Group  5,458 1,151
Payoneer Global (1) 93,122 563
PayPal Holdings (1) 39,905 2,676
PennyMac Financial Services  2,890 358
Remitly Global (1) 22,470 366
Rocket, Class A  16,925 328
Toast, Class A (1) 7,115 260
Visa, Class A  81,563 27,844
Voya Financial  11,661 872

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WEX (1) 1,013 160
115,165
Insurance  2.0%
Aflac  19,594 2,189
Allstate  16,444 3,530
American Financial Group  3,207 467
American International Group  18,455 1,449
Aon, Class A  8,704 3,104
Arch Capital Group  14,131 1,282
Arthur J Gallagher  12,287 3,806
Assurant  3,427 742
Axis Capital Holdings  9,100 872
Brown & Brown  7,772 729
Chubb  20,335 5,740
Cincinnati Financial  6,820 1,078
Erie Indemnity, Class A  1,764 561
Everest Group  1,960 686
Fidelity National Financial  15,270 924
First American Financial  8,112 521
Genworth Financial (1) 69,814 621
Globe Life  3,506 501
Hanover Insurance Group  4,064 738
Hartford Insurance Group  18,125 2,418
Horace Mann Educators  9,819 444
Kemper  5,412 279
Markel Group (1) 412 788
Marsh & McLennan  24,618 4,961
MBIA (1)(3) 32,082 239
MetLife  34,908 2,875
Old Republic International  12,910 548
Palomar Holdings (1) 2,853 333
Principal Financial Group  9,067 752
Progressive  24,757 6,114
Prudential Financial  11,192 1,161
Reinsurance Group of America  3,120 599
RenaissanceRe Holdings  4,919 1,249
Skyward Specialty Insurance Group (1) 5,326 253
Travelers  9,666 2,699
TWFG (1)(3) 10,875 298
United Fire Group  18,603 566
Unum Group  7,209 561
W R Berkley  12,490 957

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Willis Towers Watson  4,677 1,616
59,250
Mortgage Real Estate Investment Trusts  0.1%
Adamas Trust, REIT  22,905 160
AG Mortgage Investment Trust, REIT (3) 33,952 246
Annaly Capital Management, REIT  18,944 383
Ares Commercial Real Estate, REIT (3) 29,425 133
Chimera Investment, REIT  14,925 197
Franklin BSP Realty Trust, REIT  18,540 201
Granite Point Mortgage Trust, REIT  25,390 76
Redwood Trust, REIT  25,292 146
Rithm Capital, REIT  47,960 546
Starwood Property Trust, REIT  9,644 187
TPG RE Finance Trust, REIT  28,441 244
Two Harbors Investment, REIT (3) 16,311 161
2,680
Total Financials 417,092
HEALTH CARE  9.2%
Biotechnology  2.1%
AbbVie  84,251 19,507
ACADIA Pharmaceuticals (1) 27,331 583
Akero Therapeutics (1) 15,107 717
Alkermes (1) 23,166 695
Alnylam Pharmaceuticals (1) 5,920 2,700
Amgen  22,177 6,258
Apellis Pharmaceuticals (1) 5,707 129
Apogee Therapeutics (1) 7,761 308
Arcturus Therapeutics Holdings (1)(3) 5,434 100
Avidity Biosciences (1) 23,700 1,033
Beam Therapeutics (1)(3) 9,672 235
Biogen (1) 5,385 754
Biohaven (1) 8,296 125
BioMarin Pharmaceutical (1) 4,496 243
Celldex Therapeutics (1) 7,984 207
Dynavax Technologies (1) 11,514 114
Exact Sciences (1) 10,849 594
Gilead Sciences  64,441 7,153
GRAIL (1) 2,891 171
Ideaya Biosciences (1) 11,897 324
Incyte (1) 3,969 337
Insmed (1) 15,262 2,198
Ionis Pharmaceuticals (1) 15,856 1,037

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics (1) 5,336 302
Madrigal Pharmaceuticals (1) 1,522 698
Natera (1) 10,319 1,661
Neurocrine Biosciences (1) 8,720 1,224
Nurix Therapeutics (1) 22,814 211
Nuvalent, Class A (1) 3,743 324
Praxis Precision Medicines (1) 5,333 283
Prothena (1) 13,736 134
Regeneron Pharmaceuticals  5,580 3,137
Replimune Group (1) 23,321 98
Revolution Medicines (1) 21,828 1,019
Sarepta Therapeutics (1) 4,460 86
Scholar Rock Holding (1) 10,142 378
Soleno Therapeutics (1) 6,408 433
Spyre Therapeutics (1)(3) 6,023 101
Stoke Therapeutics (1)(3) 14,171 333
Tenaya Therapeutics (1) 31,453 51
Ultragenyx Pharmaceutical (1) 9,700 292
United Therapeutics (1) 1,792 751
Vaxcyte (1) 9,766 352
Vera Therapeutics (1) 6,314 183
Vertex Pharmaceuticals (1) 12,498 4,895
Xencor (1) 24,029 282
62,750
Health Care Equipment & Supplies  1.9%
Abbott Laboratories  79,314 10,623
Align Technology (1) 3,038 380
Baxter International  28,609 651
Becton Dickinson & Company  11,445 2,142
Boston Scientific (1) 70,834 6,916
Cooper (1) 11,638 798
DENTSPLY SIRONA  20,882 265
Dexcom (1) 18,559 1,249
Edwards Lifesciences (1) 23,520 1,829
Embecta  13,384 189
Envista Holdings (1) 12,672 258
GE HealthCare Technologies  16,357 1,228
Globus Medical, Class A (1) 5,290 303
Haemonetics (1) 4,810 234
Hologic (1) 4,671 315
ICU Medical (1) 1,996 239
IDEXX Laboratories (1) 3,574 2,283
Inspire Medical Systems (1) 2,199 163

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insulet (1) 3,387 1,046
Intuitive Surgical (1) 18,104 8,097
Lantheus Holdings (1) 5,061 260
Masimo (1) 2,482 366
Medtronic  51,873 4,940
Merit Medical Systems (1) 3,388 282
Novocure (1) 13,974 181
Omnicell (1) 8,365 255
Penumbra (1) 3,753 951
QuidelOrtho (1) 3,382 100
ResMed  8,316 2,276
Solventum (1) 6,024 440
STERIS  4,204 1,040
Stryker  16,876 6,239
Teleflex  3,971 486
Zimmer Biomet Holdings  12,087 1,191
58,215
Health Care Providers & Services  1.7%
Acadia Healthcare (1)(3) 6,277 155
agilon health (1) 41,780 43
Alignment Healthcare (1) 15,773 275
AMN Healthcare Services (1) 4,578 89
BrightSpring Health Services (1) 10,348 306
Cardinal Health  8,561 1,344
Cencora  9,529 2,978
Centene (1) 19,002 678
Cigna Group  14,500 4,180
Concentra Group Holdings Parent  17,057 357
CorVel (1) 2,706 210
CVS Health  57,670 4,348
DaVita (1) 1,572 209
Elevance Health  11,955 3,863
Encompass Health  8,097 1,028
Ensign Group  3,834 662
Guardant Health (1) 8,845 553
HCA Healthcare  8,129 3,465
Henry Schein (1) 5,888 391
Humana  4,279 1,113
Labcorp Holdings  2,188 628
McKesson  6,530 5,045
Molina Healthcare (1) 3,743 716
OPKO Health (1) 122,720 190
Option Care Health (1) 8,656 240

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oscar Health, Class A (1) 16,968 321
Quest Diagnostics  7,602 1,449
Select Medical Holdings  21,138 271
Surgery Partners (1) 12,137 263
Tenet Healthcare (1) 6,872 1,395
UnitedHealth Group  44,659 15,421
Universal Health Services, Class B  1,298 265
52,451
Health Care Technology  0.1%
Phreesia (1) 8,492 200
Teladoc Health (1) 25,831 200
Veeva Systems, Class A (1) 6,984 2,080
2,480
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (1) 20,891 244
Agilent Technologies  13,380 1,717
Avantor (1) 34,684 433
Bio-Rad Laboratories, Class A (1) 1,083 304
Bio-Techne  6,756 376
Charles River Laboratories International (1) 2,887 452
CryoPort (1) 24,898 236
Danaher  33,967 6,734
Fortrea Holdings (1) 5,309 45
Illumina (1) 7,874 748
IQVIA Holdings (1) 6,317 1,200
Mettler-Toledo International (1) 1,260 1,547
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 5,465 730
Revvity  7,354 645
Thermo Fisher Scientific  18,922 9,178
Waters (1) 829 248
West Pharmaceutical Services  4,069 1,067
25,904
Pharmaceuticals  2.5%
Amneal Pharmaceuticals (1) 25,193 252
Arvinas (1) 10,234 87
Axsome Therapeutics (1) 2,952 359
Bristol-Myers Squibb  91,802 4,140
Crinetics Pharmaceuticals (1) 6,543 273
Elanco Animal Health (1) 37,477 755
Eli Lilly  37,170 28,361

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jazz Pharmaceuticals (1) 2,798 369
Johnson & Johnson  106,674 19,779
Ligand Pharmaceuticals (1) 1,873 332
Merck  107,991 9,064
Organon  19,114 204
Perrigo  7,871 175
Pfizer  259,078 6,601
Prestige Consumer Healthcare (1) 4,411 275
Royalty Pharma, Class A  13,563 478
Theravance Biopharma (1) 23,688 346
Viatris  96,505 955
Zoetis  20,398 2,985
75,790
Total Health Care 277,590
INDUSTRIALS & BUSINESS SERVICES  9.5%
Aerospace & Defense  2.3%
Axon Enterprise (1) 3,233 2,320
Boeing (1) 38,609 8,333
BWX Technologies  4,932 909
Carpenter Technology  2,009 493
General Dynamics  10,452 3,564
General Electric  52,310 15,736
HEICO, Class A  3,795 964
Hexcel  7,504 470
Howmet Aerospace  23,021 4,517
Huntington Ingalls Industries  2,773 798
Kratos Defense & Security Solutions (1) 10,572 966
L3Harris Technologies  10,789 3,295
Lockheed Martin  9,460 4,723
Northrop Grumman  7,588 4,624
RTX  60,262 10,084
Spirit AeroSystems Holdings, Class A (1)(3) 13,752 531
Textron  14,458 1,222
TransDigm Group  2,928 3,859
VSE  2,460 409
Woodward  2,741 693
68,510
Air Freight & Logistics  0.2%
CH Robinson Worldwide  6,997 927
Expeditors International of Washington  4,105 503
FedEx  10,302 2,429
GXO Logistics (1) 6,396 338

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United Parcel Service, Class B  29,578 2,471
6,668
Building Products  0.6%
A.O. Smith  9,232 678
AAON (3) 4,518 422
Allegion  4,146 736
AZZ  5,349 584
Builders FirstSource (1) 5,206 631
Carlisle  2,547 838
Carrier Global  43,839 2,617
Fortune Brands Innovations  7,458 398
Gibraltar Industries (1) 5,412 340
Johnson Controls International  30,469 3,350
Lennox International  1,115 590
Masco  12,647 890
Owens Corning  6,427 909
Trane Technologies  10,195 4,302
Trex (1) 9,228 477
17,762
Commercial Services & Supplies  0.5%
ACCO Brands  60,589 242
Brady, Class A  6,363 497
BrightView Holdings (1) 14,761 198
Cintas  12,101 2,484
Clean Harbors (1) 3,140 729
Copart (1) 50,294 2,262
CoreCivic (1) 16,921 344
Ennis  18,600 340
Enviri (1) 35,844 455
MillerKnoll  16,139 286
MSA Safety  1,399 241
Pitney Bowes  26,669 304
RB Global  6,363 689
Republic Services  6,886 1,580
Rollins  11,382 669
Steelcase, Class A  29,819 513
Tetra Tech  9,570 319
UniFirst  1,399 234
Veralto  10,049 1,071
Vestis  4,493 20
Waste Management  14,045 3,102
16,579

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering  0.4%
AECOM  6,512 850
API Group (1) 26,173 899
Arcosa  5,385 505
Bowman Consulting Group (1) 8,561 363
Comfort Systems USA  1,981 1,635
Dycom Industries (1) 3,129 913
EMCOR Group  2,632 1,709
Fluor (1) 12,619 531
Granite Construction  5,080 557
MasTec (1) 3,376 718
Quanta Services  7,220 2,992
WillScot Holdings  17,558 371
12,043
Electrical Equipment  1.0%
Acuity  1,433 493
AMETEK  14,232 2,676
Atkore  3,276 206
Beam Global (1) 19,288 56
Eaton  17,155 6,420
Emerson Electric  23,147 3,036
GE Vernova  11,871 7,299
GrafTech International (1)(3) 9,408 121
Hubbell  4,299 1,850
nVent Electric  10,814 1,067
Regal Rexnord  3,969 569
Rockwell Automation  6,987 2,442
Sensata Technologies Holding  14,832 453
Sunrun (1) 17,680 306
Thermon Group Holdings (1) 10,234 273
Vertiv Holdings, Class A  17,850 2,693
Vicor (1) 4,428 220
30,180
Ground Transportation  0.9%
Avis Budget Group (1)(3) 2,046 329
CSX  112,349 3,989
JB Hunt Transport Services  4,864 653
Landstar System  3,117 382
Lyft, Class A (1) 20,598 453
Norfolk Southern  13,279 3,989
Old Dominion Freight Line  10,776 1,517
Saia (1) 2,584 774

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Uber Technologies (1) 96,916 9,495
Union Pacific  25,623 6,056
Werner Enterprises  6,175 163
27,800
Industrial Conglomerates  0.4%
3M  25,202 3,911
Honeywell International  28,187 5,933
Roper Technologies  5,696 2,841
12,685
Machinery  1.7%
AGCO  6,255 670
Alamo Group  2,688 513
Atmus Filtration Technologies  8,225 371
Caterpillar  22,029 10,511
Chart Industries (1) 1,805 361
Cummins  8,315 3,512
Deere  12,044 5,507
Dover  7,692 1,283
Enpro  2,716 614
Esab  5,920 662
ESCO Technologies  3,286 694
Flowserve  9,354 497
Fortive  20,735 1,016
Graco  5,933 504
Helios Technologies  4,822 251
IDEX  5,706 929
Illinois Tool Works  9,400 2,451
Ingersoll Rand  24,293 2,007
ITT  4,786 856
JBT Marel  5,509 774
Lincoln Electric Holdings  2,839 670
Middleby (1) 5,155 685
Mueller Water Products, Class A  26,809 684
Nordson  2,741 622
Otis Worldwide  13,337 1,219
PACCAR  19,464 1,914
Parker-Hannifin  5,985 4,538
RBC Bearings (1) 3,451 1,347
Snap-on  2,583 895
Stanley Black & Decker  16,903 1,256
Terex  6,003 308
Timken  5,019 377

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toro  8,811 671
Watts Water Technologies, Class A  3,134 875
Westinghouse Air Brake Technologies  5,863 1,175
Xylem  10,934 1,613
52,832
Marine Transportation  0.0%
Matson  4,318 426
Pangaea Logistics Solutions (3) 17,222 87
513
Passenger Airlines  0.2%
Alaska Air Group (1) 7,557 376
Allegiant Travel (1) 4,625 281
American Airlines Group (1) 17,011 191
Delta Air Lines  22,714 1,289
JetBlue Airways (1) 42,120 207
Southwest Airlines  38,604 1,232
United Airlines Holdings (1) 13,263 1,280
4,856
Professional Services  0.8%
Amentum Holdings (1) 3,861 92
Automatic Data Processing  18,975 5,569
Barrett Business Services  4,489 199
Booz Allen Hamilton Holding  8,179 818
Broadridge Financial Solutions  7,923 1,887
CACI International, Class A (1) 1,294 645
Clarivate (1)(3) 43,572 167
Dayforce (1) 12,670 873
Equifax  7,158 1,836
First Advantage (1) 18,281 281
Forrester Research (1) 16,219 172
Franklin Covey (1) 7,085 138
FTI Consulting (1) 2,512 406
Genpact  4,920 206
Huron Consulting Group (1) 3,692 542
Insperity  4,330 213
Jacobs Solutions  3,631 544
Korn Ferry  2,425 170
Leidos Holdings  8,719 1,648
Mastech Digital (1)(3) 17,716 135
Maximus  3,739 342
Parsons (1) 2,558 212
Paychex  12,163 1,542

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paycom Software  1,596 332
Paylocity Holding (1) 2,700 430
Science Applications International  2,296 228
SS&C Technologies Holdings  14,472 1,285
TransUnion  9,457 792
TrueBlue (1) 17,320 106
Upwork (1) 15,905 295
Verisk Analytics  7,668 1,929
Verra Mobility (1) 18,476 456
24,490
Trading Companies & Distributors  0.5%
Air Lease  6,580 419
Boise Cascade  2,928 226
Core & Main, Class A (1) 7,548 406
DNOW (1) 16,759 256
Fastenal  57,878 2,838
Ferguson Enterprises  10,449 2,347
FTAI Aviation  6,340 1,058
GATX  2,649 463
McGrath RentCorp  3,533 414
MSC Industrial Direct, Class A  6,070 559
SiteOne Landscape Supply (1) 6,576 847
United Rentals  2,556 2,440
Watsco  1,985 803
WW Grainger  1,477 1,408
Xometry, Class A (1) 6,298 343
14,827
Total Industrials & Business Services 289,745
INFORMATION TECHNOLOGY  32.7%
Communications Equipment  0.9%
ADTRAN Holdings (1) 38,085 357
Arista Networks (1) 46,748 6,812
Ciena (1) 12,692 1,849
Cisco Systems  171,831 11,757
Extreme Networks (1) 14,794 305
F5 (1) 1,670 540
Lumentum Holdings (1) 5,164 840
Motorola Solutions  6,766 3,094
Ubiquiti  489 323
Viasat (1) 18,107 530
26,407

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  64,074 7,929
Arrow Electronics (1) 2,657 321
Belden  4,158 500
CDW  5,500 876
Cognex  15,422 699
Coherent (1) 7,836 844
Corning  33,276 2,730
Flex (1) 18,548 1,075
Insight Enterprises (1) 2,115 240
IPG Photonics (1) 3,641 288
Jabil  4,720 1,025
Keysight Technologies (1) 11,187 1,957
Knowles (1) 23,751 554
Littelfuse  1,869 484
MicroVision (1)(3) 99,200 123
Napco Security Technologies  5,328 229
Novanta (1) 2,916 292
Ralliant  6,911 302
Sanmina (1) 4,614 531
TE Connectivity  15,998 3,512
Teledyne Technologies (1) 3,728 2,185
Trimble (1) 11,044 902
TTM Technologies (1) 9,053 521
Vishay Intertechnology  13,403 205
Vontier  8,168 343
Zebra Technologies, Class A (1) 2,883 857
29,524
IT Services  1.1%
Accenture, Class A  32,055 7,905
Akamai Technologies (1) 4,514 342
Cloudflare, Class A (1) 14,784 3,172
Cognizant Technology Solutions, Class A  14,827 994
DXC Technology (1) 13,482 184
EPAM Systems (1) 2,785 420
Fastly, Class A (1) 23,497 201
Gartner (1) 2,486 653
GoDaddy, Class A (1) 11,023 1,508
International Business Machines  40,049 11,300
Kyndryl Holdings (1) 12,959 389
MongoDB (1) 1,897 589
Okta (1) 10,620 974
Snowflake (1) 14,598 3,293

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Twilio, Class A (1) 7,510 752
VeriSign  1,939 542
33,218
Semiconductors & Semiconductor Equipment  12.6%
Advanced Micro Devices (1) 79,886 12,925
Analog Devices  23,022 5,657
Applied Materials  41,835 8,565
Astera Labs (1) 3,621 709
Broadcom  220,238 72,659
Credo Technology Group Holding (1) 8,733 1,272
Diodes (1) 2,204 117
Enphase Energy (1) 6,022 213
Entegris  11,716 1,083
First Solar (1) 8,111 1,789
Intel  (1) 193,835 6,503
KLA  5,168 5,574
Kulicke & Soffa Industries  5,114 208
Lam Research  50,387 6,747
Lattice Semiconductor (1) 10,200 748
MACOM Technology Solutions Holdings (1) 5,127 638
Marvell Technology  49,876 4,193
Microchip Technology  18,284 1,174
Micron Technology  55,603 9,303
MKS  8,672 1,073
Monolithic Power Systems  3,117 2,870
NVIDIA  1,136,816 212,107
NXP Semiconductors  14,488 3,299
ON Semiconductor (1) 27,236 1,343
Onto Innovation (1) 2,378 307
Qorvo (1) 1,625 148
QUALCOMM  55,498 9,233
Rambus (1) 13,575 1,415
Skyworks Solutions  1,652 127
Teradyne  8,447 1,163
Texas Instruments  42,663 7,838
381,000
Software  10.8%
A10 Networks  13,346 242
Adobe (1) 18,534 6,538
Appfolio, Class A (1) 1,895 522
AppLovin, Class A (1) 12,781 9,184
Asana, Class A (1)(3) 10,963 146
Atlassian, Class A (1) 7,492 1,196

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aurora Innovation (1) 50,428 272
Autodesk (1) 8,541 2,713
BILL Holdings (1) 5,700 302
Braze, Class A (1) 12,104 344
Cadence Design Systems (1) 14,987 5,264
CCC Intelligent Solutions Holdings (1) 46,225 421
Cerence (1) 15,880 198
Clearwater Analytics Holdings, Class A (1) 23,806 429
Commvault Systems (1) 2,444 461
Confluent, Class A (1) 17,869 354
Consensus Cloud Solutions (1) 11,809 347
Crowdstrike Holdings, Class A (1) 11,551 5,664
Datadog, Class A (1) 13,919 1,982
Digital Turbine (1) 14,668 94
Docusign (1) 9,448 681
Dolby Laboratories, Class A  3,906 283
Dynatrace (1) 12,795 620
Fair Isaac (1) 1,480 2,215
Five9 (1) 7,547 183
Fortinet (1) 34,953 2,939
Gen Digital  25,922 736
Guidewire Software (1) 1,875 431
HubSpot (1) 3,564 1,667
Informatica, Class A (1) 5,686 141
InterDigital  1,500 518
Intuit  13,532 9,241
Manhattan Associates (1) 2,824 579
Microsoft  346,554 179,498
Nutanix, Class A (1) 21,755 1,618
Oracle  76,805 21,601
PagerDuty (1) 14,905 246
Palantir Technologies, Class A (1) 105,403 19,228
Palo Alto Networks (1) 34,419 7,008
Procore Technologies (1) 5,387 393
PTC (1) 8,904 1,808
RingCentral, Class A (1) 5,098 145
Riot Platforms (1) 19,577 373
Salesforce  43,079 10,210
Samsara, Class A (1) 30,495 1,136
ServiceNow (1) 10,112 9,306
Sprout Social, Class A (1) 7,774 100
Strategy (1) 11,922 3,841
Synopsys (1) 9,573 4,723

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyler Technologies (1) 1,962 1,026
UiPath, Class A (1) 29,324 392
Unity Software (1) 18,044 723
Upland Software (1) 23,520 56
Workday, Class A (1) 11,559 2,783
Workiva (1) 4,428 381
Zoom Communications (1) 10,964 905
Zscaler (1) 5,143 1,541
325,948
Technology Hardware, Storage & Peripherals  6.3%
Apple  691,912 176,182
Dell Technologies, Class C  14,314 2,029
Hewlett Packard Enterprise  54,324 1,334
HP  38,404 1,046
NetApp  8,363 991
Pure Storage, Class A (1) 15,204 1,274
Sandisk (1) 15,683 1,760
Seagate Technology Holdings  12,050 2,844
Super Micro Computer (1) 9,634 462
Turtle Beach (1)(3) 14,565 232
Western Digital  18,827 2,260
190,414
Total Information Technology 986,511
MATERIALS  2.0%
Chemicals  1.1%
Air Products & Chemicals  8,996 2,453
Axalta Coating Systems (1) 11,022 316
Cabot  5,024 382
Celanese  3,878 163
CF Industries Holdings  10,984 985
Chemours  11,789 187
Corteva  30,635 2,072
Dow  29,629 679
DuPont de Nemours  26,621 2,074
Eastman Chemical  3,779 238
Ecolab  11,011 3,016
FMC  12,316 414
HB Fuller  4,133 245
Huntsman  19,957 179
Ingevity (1) 5,326 294
International Flavors & Fragrances  10,941 673
Kronos Worldwide  12,400 71

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Linde  23,591 11,206
LyondellBasell Industries, Class A  8,402 412
Minerals Technologies  7,361 457
Mosaic  23,514 816
PPG Industries  8,377 881
Quaker Chemical  2,263 298
RPM International  11,044 1,302
Scotts Miracle-Gro  6,749 384
Sherwin-Williams  12,185 4,219
34,416
Construction Materials  0.2%
Amrize (1)(3) 11,109 539
CRH  28,055 3,364
Eagle Materials  1,220 284
Martin Marietta Materials  3,079 1,941
Vulcan Materials  4,360 1,341
7,469
Containers & Packaging  0.2%
Amcor  107,128 876
Avery Dennison  2,900 470
Ball  17,624 889
Crown Holdings  4,412 426
International Paper  21,444 995
Myers Industries  22,890 388
O-I Glass (1) 11,796 153
Packaging Corp. of America  6,221 1,356
Sealed Air  10,409 368
Smurfit WestRock  22,412 954
6,875
Metals & Mining  0.5%
Cleveland-Cliffs (1) 34,050 415
Coeur Mining (1) 41,145 772
Commercial Metals  7,678 440
Compass Minerals International (1)(3) 6,888 132
Freeport-McMoRan  72,530 2,845
Hecla Mining  70,430 852
McEwen (1) 17,615 301
Metallus (1) 17,812 295
Newmont  39,842 3,359
Nucor  7,230 979
Reliance  4,388 1,232
Royal Gold  2,649 531

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Steel Dynamics  10,740 1,498
Warrior Met Coal  7,263 462
14,113
Paper & Forest Products  0.0%
Clearwater Paper (1) 3,212 67
Louisiana-Pacific  6,148 546
613
Total Materials 63,486
REAL ESTATE  2.2%
Diversified Real Estate Investment Trusts  0.0%
WP Carey, REIT  7,345 496
496
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 659
Healthpeak Properties, REIT  22,177 425
Universal Health Realty Income Trust, REIT  4,072 159
Ventas, REIT  26,768 1,873
Welltower, REIT  26,264 4,679
7,795
Hotel & Resort Real Estate Investment Trusts  0.0%
Apple Hospitality REIT, REIT  14,768 177
Chatham Lodging Trust, REIT  41,923 281
Host Hotels & Resorts, REIT  40,126 683
Ryman Hospitality Properties, REIT  4,347 390
1,531
Industrial Real Estate Investment Trusts  0.2%
EastGroup Properties, REIT  2,587 438
First Industrial Realty Trust, REIT  10,779 555
Innovative Industrial Properties, REIT  2,657 143
Lineage, REIT (3) 5,748 222
One Liberty Properties, REIT  6,297 139
Prologis, REIT  41,251 4,724
Rexford Industrial Realty, REIT  19,249 791
Terreno Realty, REIT  9,432 535
7,547
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,891 364
Cousins Properties, REIT  5,836 169
Douglas Emmett, REIT  12,695 198
Highwoods Properties, REIT  8,880 283

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JBG SMITH Properties, REIT (3) 13,753 306
Kilroy Realty, REIT (3) 11,880 502
NET Lease Office Properties, REIT  5,885 174
SL Green Realty, REIT  8,581 513
Vornado Realty Trust, REIT  12,291 498
3,007
Real Estate Management & Development  0.2%
CBRE Group, Class A (1) 11,827 1,863
CoStar Group (1) 19,674 1,660
Douglas Elliman (1) 43,014 123
eXp World Holdings (3) 13,872 148
Jones Lang LaSalle (1) 1,700 507
Newmark Group, Class A  19,011 354
Opendoor Technologies (1)(3) 86,317 688
RMR Group, Class A  14,300 225
Seritage Growth Properties, Class A (1) 30,557 130
St. Joe  8,342 413
Zillow Group, Class A (1) 4,322 322
Zillow Group, Class C (1) 7,343 566
6,999
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,288 542
AvalonBay Communities, REIT  9,493 1,834
Camden Property Trust, REIT  2,733 292
Elme Communities, REIT  13,779 232
Equity LifeStyle Properties, REIT  13,103 795
Equity Residential, REIT  23,698 1,534
Essex Property Trust, REIT  4,895 1,310
Invitation Homes, REIT  15,012 440
Mid-America Apartment Communities, REIT  3,468 485
Sun Communities, REIT  9,339 1,205
UDR, REIT  5,966 222
8,891
Retail Real Estate Investment Trusts  0.3%
Acadia Realty Trust, REIT  22,548 454
Agree Realty, REIT  5,932 421
Curbline Properties, REIT  10,337 230
Federal Realty Investment Trust, REIT  2,895 293
Getty Realty, REIT  7,831 210
Kimco Realty, REIT  39,618 866
Kite Realty Group Trust, REIT  15,352 342
Macerich, REIT  22,831 416

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NNN REIT, REIT  5,019 214
Realty Income, REIT  32,174 1,956
Regency Centers, REIT  12,328 899
Simon Property Group, REIT  12,674 2,379
SITE Centers, REIT  3,397 31
Urban Edge Properties, REIT  17,378 356
Whitestone REIT, REIT  28,441 349
9,416
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  21,810 4,194
Crown Castle, REIT  17,949 1,732
CubeSmart, REIT  21,513 875
Digital Realty Trust, REIT  13,986 2,418
EPR Properties, REIT  7,822 454
Equinix, REIT  4,098 3,210
Extra Space Storage, REIT  9,596 1,352
Four Corners Property Trust, REIT (3) 11,270 275
Gaming & Leisure Properties, REIT  7,910 369
Iron Mountain, REIT  14,525 1,481
Lamar Advertising, Class A, REIT  6,434 788
Millrose Properties, REIT  6,097 205
National Storage Affiliates Trust, REIT  9,617 290
PotlatchDeltic, REIT  7,971 325
Public Storage, REIT  8,073 2,332
Rayonier, REIT  16,081 427
Safehold, REIT  9,841 152
SBA Communications, REIT  5,485 1,060
VICI Properties, REIT  40,059 1,306
Weyerhaeuser, REIT  34,037 844
24,089
Total Real Estate 69,771
UTILITIES  2.3%
Electric Utilities  1.4%
Alliant Energy  6,205 418
American Electric Power  16,212 1,824
Constellation Energy  16,892 5,559
Duke Energy  30,657 3,794
Edison International  8,319 460
Entergy  25,864 2,410
Evergy  16,609 1,263
Eversource Energy  7,757 552
Exelon  61,855 2,784

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy  17,126 785
Hawaiian Electric Industries (1) 17,476 193
IDACORP  6,348 839
MGE Energy  6,206 522
NextEra Energy  106,020 8,003
NRG Energy  9,504 1,539
OGE Energy  13,315 616
Otter Tail  3,345 274
PG&E  134,026 2,021
PPL  38,582 1,434
Southern  41,300 3,914
Xcel Energy  36,721 2,962
42,166
Gas Utilities  0.1%
Atmos Energy  8,183 1,397
National Fuel Gas  5,678 525
ONE Gas  6,560 531
Spire  5,509 449
UGI  12,563 418
3,320
Independent Power & Renewable Electricity
Producers  0.1%
AES  30,660 403
Vistra  18,910 3,705
4,108
Multi-Utilities  0.6%
Ameren  17,883 1,867
Avista  11,171 422
Black Hills  7,026 433
CenterPoint Energy  14,099 547
CMS Energy  19,552 1,432
Consolidated Edison  19,908 2,001
Dominion Energy  39,490 2,416
DTE Energy  10,497 1,484
NiSource  22,970 995
Public Service Enterprise Group  18,669 1,558
Sempra  30,547 2,749
WEC Energy Group  10,730 1,229
17,133
Water Utilities  0.1%
American States Water  8,125 596
American Water Works  8,321 1,158

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadiz (1)(3) 41,726 197
California Water Service Group  9,618 441
Essential Utilities  15,319 611
3,003
Total Utilities 69,730
Total Common Stocks (Cost $851,725) 3,006,755
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 9,731,456 9,731
9,731
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.136%, 12/4/25  10,000 10
10
Total Short-Term Investments (Cost $9,741) 9,741
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.16% (4)(5) 7,753,247 7,753
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 7,753
Total Securities Lending Collateral (Cost $7,753) 7,753
Total Investments in Securities  100.2%
(Cost $869,219) $ 3,024,249
Other Assets Less Liabilities (0.2)% (6,741)
Net Assets 100.0% $ 3,017,508
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2025.
(4) Seven-day yield

T. ROWE PRICE Total Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 12/25 1,351 $ 20
Long, 30 S&P 500 E-Mini Index contracts 12/25 10,108 118
Net payments (receipts) of variation margin to date (98)
Variation margin receivable (payable) on open futures contracts $ 40

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 246++
Totals $ —# $ — $ 246+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 20,995  ¤  ¤ $ 17,484
Total $ 17,484^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $246 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,484.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Total Equity Market Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,006,755 $ — $ — $ 3,006,755
Short-Term Investments 9,731 10 — 9,741
Securities Lending Collateral 7,753 — — 7,753
Total Securities 3,024,239 10 — 3,024,249
Futures Contracts* 138 — — 138
Total $ 3,024,377 $ 10 $ — $ 3,024,387
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F123-054Q3 09/25